Schedule of Investments (unaudited) July 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)	$10	$10,583
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)	10	10,167

		20,750

Aerospace & Defense — 3.5%
Arconic Inc., 5.87%, 02/23/22	100	106,470
Bombardier Inc.
6.00%, 10/15/22 (Call 04/15/20)(a)	25	25,031
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	25	25,919
7.50%, 03/15/25 (Call 03/15/20)(a)	25	25,420
7.88%, 04/15/27 (Call 04/15/22)(a)	25	25,252
8.75%, 12/01/21(a)	15	16,411
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	50	52,563
6.38%, 06/15/26 (Call 06/15/21)(b)	25	25,524
6.50%, 07/15/24 (Call 07/15/20)	50	51,263
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(b)	10	10,059

		363,912

Agriculture — 0.1%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	15	14,231

Airlines — 0.1%
American Airlines Group Inc., 5.00%, 06/01/22(a)	10	10,363

Apparel — 0.2%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	20	20,900

Auto Manufacturers — 0.6%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	15	15,937
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	25	25,612
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	25	22,000

		63,549

Auto Parts & Equipment — 1.5%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	25	25,346
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)(b)	25	25,032
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	25	25,262
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	10	9,440
5.13%, 11/15/23 (Call 11/15/19)(b)	30	30,394
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	5	5,186
8.50%, 05/15/27 (Call 05/15/22)(a)	30	30,424

		151,084

Banks — 1.8%
CIT Group Inc.
5.00%, 08/15/22	25	26,520
6.13%, 03/09/28	15	17,287
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(c)(d)	25	24,844
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(a)(b)	15	13,098
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	100	101,128

		182,877

Building Materials — 0.7%
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	25	24,844
5.38%, 11/15/24 (Call 11/15/19)(a)	50	51,535

		76,379

Security	Par (000)	Value

Chemicals — 1.4%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	$15	$15,656
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)(b)	20	22,041
CF Industries Inc., 3.45%, 06/01/23	10	10,100
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/20)	16	16,110
7.00%, 05/15/25 (Call 05/15/20)(b)	10	9,815
NOVA Chemicals Corp., 4.88%, 06/01/24 (Call 03/03/24)(a)	45	46,704
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	10	9,747
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	15	14,482

		144,655

Commercial Services — 3.7%
APX Group Inc., 7.63%, 09/01/23 (Call 09/01/19)(b)	16	12,775
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	15	15,019
Hertz Corp. (The)
6.25%, 10/15/22 (Call 10/15/19)	25	25,315
7.38%, 01/15/21 (Call 01/15/20)	25	25,016
7.63%, 06/01/22 (Call 06/01/20)(a)	15	15,587
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/20)(a)	35	35,061
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)(b)	25	26,093
9.25%, 05/15/23 (Call 05/15/20)(a)	35	36,750
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	20	21,546
8.25%, 11/15/26 (Call 11/15/21)(a)	20	22,155
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	25	25,986
United Rentals North America Inc.
4.88%, 01/15/28 (Call 01/15/23)	25	25,477
5.50%, 07/15/25 (Call 07/15/20)	50	52,044
5.50%, 05/15/27 (Call 05/15/22)(b)	25	26,293
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	15	16,018

		381,135

Computers — 1.5%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	25	22,229
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/20)(a)	25	25,433
7.13%, 06/15/24 (Call 06/15/20)(a)(b)	25	26,427
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	25	20,411
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (Call 03/01/20)(a)(b)	10	9,575
NCR Corp., 5.88%, 12/15/21 (Call 12/15/19)(b)	25	25,261
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	30	29,725

		159,061

Cosmetics & Personal Care — 0.5%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/19)(a)	10	10,195
Avon Products Inc., 7.00%, 03/15/23	10	10,070
Edgewell Personal Care Co., 4.70%, 05/24/22(b)	15	15,338
First Quality Finance Co. Inc., 5.00%, 07/01/25 (Call 07/01/20)(a)	20	20,262

		55,865

Diversified Financial Services — 3.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	15	15,691
9.75%, 07/15/27 (Call 07/15/22)(a)	10	10,438
Ally Financial Inc., 5.13%, 09/30/24	50	54,777

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	$15	$15,354
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(a)	25	26,226
Navient Corp.
5.50%, 01/25/23	50	51,860
6.75%, 06/25/25	10	10,450
6.75%, 06/15/26(b)	5	5,214
7.25%, 09/25/23	25	27,260
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	20	20,225
5.75%, 05/01/25 (Call 05/01/20)(a)	15	15,525
Springleaf Finance Corp.
6.13%, 05/15/22	25	26,807
6.63%, 01/15/28 (Call 07/15/27)	10	10,851
6.88%, 03/15/25	25	27,965
7.13%, 03/15/26	25	28,086

		346,729

Electric — 2.2%
AES Corp./VA, 6.00%, 05/15/26 (Call 05/15/21)	25	26,625
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/19)	25	24,984
5.75%, 01/15/25 (Call 10/15/19)(b)	35	34,902
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)(a)	25	25,980
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	25	25,197
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)	15	15,775
7.25%, 05/15/26 (Call 05/15/21)	25	27,053
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	15	12,000
10.50%, 01/15/26 (Call 01/15/22)(a)	10	9,396
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/22)(a)	25	26,334

		228,246

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)(b)	25	25,430

Electronics — 0.5%
ADT Security Corp. (The), 6.25%, 10/15/21	25	26,600
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	26,249

		52,849

Energy – Alternate Sources — 0.2%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	15	15,163

Engineering & Construction — 0.5%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	25	26,188
5.88%, 10/15/24 (Call 07/15/24)	20	21,620

		47,808

Entertainment — 2.3%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26 (Call 11/15/21)(b)	40	36,300
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a) 25		25,000
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(a)	25	26,211
Cinemark USA Inc., 4.88%, 06/01/23 (Call 06/01/20)	15	15,225
Eldorado Resorts Inc., 6.00%, 09/15/26 (Call 09/15/21)	25	27,072

Security	Par (000)	Value

Entertainment (continued)
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24 (Call 02/01/21)(a)	$15	$15,834
Scientific Games International Inc.
8.25%, 03/15/26 (Call 03/15/22)(a)	25	26,562
10.00%, 12/01/22 (Call 12/01/19)	16	16,708
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 07/31/19)(a)	25	25,563
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	25	26,344

		240,819

Environmental Control — 0.4%
Covanta Holding Corp., 5.88%, 03/01/24 (Call 03/01/20)	15	15,412
GFL Environmental Inc., 7.00%, 06/01/26 (Call 06/01/21)(a)	25	25,898

		41,310

Food — 3.6%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/20)	25	26,062
7.50%, 03/15/26 (Call 03/15/22)(a)	10	11,013
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)	25	24,977
JBS Investments GmbH, 6.25%, 02/05/23 (Call 02/05/20)(a)(b)	200	204,032
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	25	26,098
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)	25	25,522
5.75%, 03/01/27 (Call 03/01/22)(a)	50	51,981

		369,685

Hand & Machine Tools — 0.2%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)	5	5,289
6.38%, 02/15/26 (Call 02/15/22)(a)	10	10,771

		16,060

Health Care – Products — 1.0%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)	25	26,750
9.00%, 10/01/25 (Call 10/01/20)(a)	25	27,880
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)	25	25,168
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 09/03/19)(a)	20	19,500

		99,298

Health Care – Services — 8.1%
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	25,719
5.38%, 06/01/26 (Call 06/01/21)(a)	25	26,378
6.13%, 02/15/24 (Call 02/15/20)	30	31,431
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/20)(b)	30	29,731
6.25%, 03/31/23 (Call 03/31/20)	40	38,400
6.88%, 02/01/22 (Call 02/01/20)	40	27,123
8.00%, 03/15/26 (Call 03/15/22)(a)	25	24,016
9.88%, 06/30/23 (Call 06/30/20)(a)(e)	40	33,750
DaVita Inc., 5.00%, 05/01/25 (Call 05/01/20)	50	49,350
Encompass Health Corp., 5.75%, 11/01/24 (Call 11/01/19)	23	23,317
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	20	13,900
HCA Inc.
5.38%, 02/01/25	65	70,628
5.63%, 09/01/28 (Call 03/01/28)	25	27,589
5.88%, 02/15/26 (Call 08/15/25)	25	27,928
5.88%, 02/01/29 (Call 08/01/28)	5	5,569
7.50%, 02/15/22(b)	50	55,454

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	$20	$19,870
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(a)	25	24,375
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	25	26,512
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	60	61,200
6.00%, 10/01/20	60	61,950
6.25%, 02/01/27 (Call 02/01/22)(a)	20	20,760
8.13%, 04/01/22(b)	65	69,428
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	25	25,897
5.38%, 08/15/26 (Call 08/15/21)(a)	15	15,895

		836,170

Holding Companies – Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 08/01/19)	25	24,996
6.25%, 02/01/22 (Call 02/01/20)	25	25,734
6.25%, 05/15/26 (Call 05/15/22)(a)	15	15,515
6.75%, 02/01/24 (Call 02/01/20)	25	26,115

		92,360

Home Builders — 1.7%
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 09/03/19)(a)	25	25,079
K Hovnanian Enterprises Inc., 10.00%, 07/15/22 (Call 07/15/20)(a)	25	21,375
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	20	20,527
4.88%, 12/15/23 (Call 09/15/23)	35	36,880
5.88%, 11/15/24 (Call 05/15/24)	10	10,975
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	20	21,610
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	25	26,393
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	15	15,669

		178,508

Household Products & Wares — 0.2%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	20	20,801

Insurance — 0.4%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	15	13,763
8.13%, 02/15/24 (Call 02/15/21)(a)	10	10,675
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	20	20,337

		44,775

Internet — 2.6%
Netflix Inc.
4.38%, 11/15/26(b)	40	40,450
4.88%, 04/15/28	25	25,807
5.38%, 11/15/29(a)	10	10,525
5.50%, 02/15/22	35	37,177
5.88%, 11/15/28(b)	25	27,526
Symantec Corp., 5.00%, 04/15/25 (Call 04/15/20)(a)	25	25,512
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(a)	25	26,450
VeriSign Inc., 4.63%, 05/01/23 (Call 05/01/20)	15	15,210
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	25	25,406
6.00%, 04/01/23 (Call 04/01/20)	30	30,900

		264,963

Iron & Steel — 0.7%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	10	10,775

Security	Par (000)	Value

Iron & Steel (continued)
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	$12	$12,216
Steel Dynamics Inc., 5.50%, 10/01/24 (Call 10/01/19)	30	30,893
U.S. Steel Corp., 6.25%, 03/15/26 (Call 03/15/21)	25	22,941

		76,825

Leisure Time — 0.1%
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	10	10,200

Lodging — 3.1%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)	20	20,951
6.88%, 05/15/23 (Call 05/15/20)	25	25,906
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)	15	15,405
10.75%, 09/01/24 (Call 09/01/19)(a)(b)	25	24,125
Hilton Domestic Operating Co. Inc.
4.88%, 01/15/30 (Call 01/15/25)(a)	20	20,550
5.13%, 05/01/26 (Call 05/01/21)	25	26,095
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 11/15/19)(a)	15	15,364
MGM Resorts International, 6.63%, 12/15/21	100	108,511
Wyndham Destinations Inc., 3.90%, 03/01/23 (Call 12/01/22)	12	12,107
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)	10	10,245
5.50%, 03/01/25 (Call 12/01/24)(a)	35	36,706

		315,965

Media — 15.9%
Altice Financing SA, 6.63%, 02/15/23 (Call 02/15/20)(a)	200	206,250
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)	25	25,436
Cablevision Systems Corp., 5.88%, 09/15/22	30	31,868
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	25	25,658
5.13%, 05/01/23 (Call 05/01/20)(a)	50	51,099
5.13%, 05/01/27 (Call 05/01/22)(a)	50	51,563
5.25%, 09/30/22 (Call 09/30/19)	25	25,314
5.75%, 02/15/26 (Call 02/15/21)(a)	100	105,285
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (Call 02/15/21)(a)	30	32,573
Series B, 6.50%, 11/15/22 (Call 11/15/19)	35	35,700
CSC Holdings LLC
5.25%, 06/01/24	50	52,265
5.75%, 01/15/30 (Call 01/15/25)(a)	100	101,780
6.75%, 11/15/21	25	26,781
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	15	15,244
6.63%, 08/15/27 (Call 08/15/22)(a)	10	10,219
DISH DBS Corp.
5.88%, 07/15/22	75	75,937
5.88%, 11/15/24	20	18,650
6.75%, 06/01/21	25	26,086
7.75%, 07/01/26(b)	25	24,500
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)(b)	35	35,875
7.00%, 05/15/27 (Call 05/15/22)(a)	10	10,928
iHeartCommunications Inc., 8.38%, 05/01/27 (Call 05/01/22)	25	26,364
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	25	26,500
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/01/19)(a)	25	26,011
Sinclair Television Group Inc., 6.13%, 10/01/22 (Call 10/01/19)	20	20,340
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	35	35,440
5.38%, 04/15/25 (Call 04/15/20)(a)	50	51,904

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 07/01/29 (Call 07/01/24)(a)	$15	$15,713
Tribune Media Co., 5.88%, 07/15/22 (Call 07/15/20)	25	25,423
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)	200	208,750
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(a)	25	24,857
5.13%, 02/15/25 (Call 02/15/20)(a)	10	9,735
Viacom Inc., 5.88%, 02/28/57 (Call 02/28/22)(d)	25	25,875
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(a)	150	152,109

		1,638,032

Mining — 1.2%
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	25	26,080
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	75	75,551
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(a)	25	25,976

		127,607

Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23 (Call 03/01/20)	25	25,504
Pitney Bowes Inc., 4.70%, 04/01/23 (Call 03/01/23)	25	23,574
Xerox Corp., 4.13%, 03/15/23 (Call 02/15/23)	25	25,125

		74,203

Packaging & Containers — 5.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.63%, 05/15/23 (Call 05/15/20)(a)	300	307,500
Ball Corp., 4.00%, 11/15/23	35	36,321
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	25	25,029
4.88%, 07/15/26 (Call 07/15/22)(a)	20	20,788
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	25	25,835
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	10	10,200
10.50%, 07/15/27 (Call 07/15/22)(a)	7	7,070
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 04/15/20)(a)	25	23,685
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(a)	15	15,300
5.75%, 10/15/20 (Call 10/15/19)	48	48,631

		520,359

Pharmaceuticals — 4.5%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)	35	38,669
9.25%, 04/01/26 (Call 04/01/22)(a)	15	16,803
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/01/20)(a)	15	15,123
5.50%, 11/01/25 (Call 11/01/20)(a)	15	15,581
5.88%, 05/15/23 (Call 05/15/20)(a)	100	100,980
6.13%, 04/15/25 (Call 04/15/20)(a)	50	51,375
6.50%, 03/15/22 (Call 03/15/20)(a)	25	25,885
7.00%, 01/15/28 (Call 01/15/23)(a)	15	15,561
9.00%, 12/15/25 (Call 12/15/21)(a)	15	16,806
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	10	6,200
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (Call 10/15/19)(a)(b)	30	19,081
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	20	18,150

Security	Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	$75	$65,203
3.15%, 10/01/26	75	58,492

		463,909

Real Estate — 0.7%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	20	20,575
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/20)	15	15,394
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 12/01/21 (Call 12/01/19)(a)	25	24,063
9.38%, 04/01/27 (Call 04/01/22)(a)	10	8,633

		68,665

Real Estate Investment Trusts — 3.4%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	20	20,767
CBL & Associates LP, 5.95%, 12/15/26 (Call 09/15/26)	15	10,550
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27 (Call 03/15/22)	10	10,600
Equinix Inc.
5.38%, 04/01/23 (Call 04/01/20)	40	40,800
5.38%, 05/15/27 (Call 05/15/22)	25	26,984
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	20	20,592
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(a)	20	20,186
5.75%, 08/15/24 (Call 08/15/19)	35	35,385
iStar Inc., 5.25%, 09/15/22 (Call 09/15/19)	10	10,187
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	30,870
5.75%, 02/01/27 (Call 11/01/26)(a)	10	10,806
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 09/07/22)	25	25,901
5.25%, 08/01/26 (Call 08/01/21)	15	15,603
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/19)	25	25,778
Starwood Property Trust Inc., 3.63%, 02/01/21 (Call 11/01/20)	20	20,090
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/20)(a)	10	9,528
8.25%, 10/15/23 (Call 04/15/20)(b)	15	13,631

		348,258

Retail — 3.1%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	25	25,531
5.00%, 10/15/25 (Call 10/15/20)(a)	50	51,000
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)	25	25,797
8.75%, 10/01/25 (Call 10/01/20)(a)	25	26,310
JC Penney Corp. Inc., 8.63%, 03/15/25 (Call 03/15/21)(a)(b)	10	5,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	25	25,584
L Brands Inc., 5.25%, 02/01/28(b)	20	18,535
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.00%, 10/25/24 (Call 10/15/19)(a)	12	5,108
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	21	20,813
7.13%, 03/15/23 (Call 03/15/20)(a)	25	23,515
QVC Inc., 4.38%, 03/15/23	25	25,644
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/20)(a)(b)	25	21,094

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	$25	$25,562
10.75%, 04/15/27 (Call 04/15/22)(a)	20	20,700

		320,193

Software — 2.9%
CDK Global Inc., 5.88%, 06/15/26 (Call 06/15/21)	25	26,592
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	20	20,104
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	10	10,710
10.25%, 02/15/27 (Call 02/15/22)(a)	10	10,784
First Data Corp.
5.00%, 01/15/24 (Call 01/15/20)(a)	50	51,253
5.75%, 01/15/24 (Call 01/15/20)(a)	25	25,720
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	25	25,438
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)	25	26,245
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	25	26,680
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	25	22,906
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/20)(a)	25	26,870
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	25	26,000

		299,302

Telecommunications — 12.1%
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	200	213,000
CenturyLink Inc.
Series S, 6.45%, 06/15/21	50	52,566
Series T, 5.80%, 03/15/22	25	26,036
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	25	27,414
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)	10	8,575
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	15	15,256
5.50%, 06/15/24 (Call 06/15/20)(a)	25	22,875
6.00%, 03/01/26 (Call 03/01/22)(a)	20	20,269
8.25%, 03/01/27 (Call 03/01/22)(a)	20	19,569
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(a)	20	18,250
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	25	13,792
7.13%, 01/15/23	10	5,850
8.00%, 04/01/27 (Call 04/01/22)(a)	25	26,117
8.50%, 04/01/26 (Call 04/01/21)(a)	25	24,430
10.50%, 09/15/22 (Call 06/15/22)	25	15,484
11.00%, 09/15/25 (Call 06/15/25)	50	29,062
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	15	15,524
Hughes Satellite Systems Corp., 6.63%, 08/01/26	30	32,354
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	5	4,509
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/19)	25	23,125
8.00%, 02/15/24 (Call 02/15/20)(a)	15	15,643
8.50%, 10/15/24 (Call 10/15/20)(a)	45	45,281
9.75%, 07/15/25 (Call 07/15/21)(a)	30	31,119
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/20)(b)	15	12,071
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 01/15/20)	50	50,830
Sprint Communications Inc., 6.00%, 11/15/22	25	26,562
Sprint Corp.
7.13%, 06/15/24	50	54,736
7.25%, 09/15/21	50	53,750
7.63%, 03/01/26 (Call 11/01/25)	20	22,376

Security	Par/ Shares (000)	Value

Telecommunications (continued)
7.88%, 09/15/23	$85	$94,616
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	25	25,816
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)(b)	25	25,737
6.38%, 03/01/25 (Call 09/01/19)	100	103,604
6.50%, 01/15/26 (Call 01/15/21)	50	53,518
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	15	12,703

		1,242,419

Toys, Games & Hobbies — 0.2%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	20	21,075

Transportation — 0.4%
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/20)(a)	23	23,408
6.75%, 08/15/24 (Call 08/15/21)(a)	15	16,027

		39,435

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)(b)	15	15,638

Total Corporate Bonds & Notes — 98.4% (Cost: $9,887,017)		10,147,820

Preferred Stocks

Internet & Direct Marketing Retail — 0.0%
MYT Holding Co., 10.00%, 06/07/29(a)	3	2,397

Total Preferred Stocks — 0.0% (Cost $2,371)		2,397

Short-Term Investments

Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(f)(g)(h)	1,171	1,172,002
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(f)(g)	60	60,000

		1,232,002

Total Short-Term Investments — 12.0% (Cost: $1,231,592)		1,232,002

Total Investments in Securities — 110.4% (Cost: $11,120,980)		11,382,219

Other Assets, Less Liabilities — (10.4)%		(1,069,133)

Net Assets — 100.0%		$10,313,086

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,430	(259)	1,171	$1,172,002	$5,536	(a)	$146	$214
BlackRock Cash Funds: Treasury, SL Agency Shares	117	(57)	60	60,000	2,832		—	—

				$1,232,002	$8,368		$146	$214

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$10,147,820	$—	$10,147,820
Preferred Stocks	2,397	—	—	2,397
Money Market Funds	1,232,002	—	—	1,232,002

	$1,234,399	$10,147,820	$—	$11,382,219